OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Deferred revenues on prepaid calling cards	$ 1,112	$ 967
Deferred revenues on connection fees and international capacity leases	409	423
Deferred revenues on construction projects		50
Customer loyalty programs	4	391
Compensation for directors and members of the Supervisory Committee	14	105
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	3	3
Other	520	313
Other current liabilities	2,062	2,252
Non-current
Deferred revenues on connection fees and international capacity leases	400	517
Pension benefits (Note 3.m)	422	446	$ 512
Mobile customer loyalty programs		641
Other	334	467
Other non-current liabilities	1,156	2,071
Total other liabilities	$ 3,218	$ 4,323